Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,049,000
Previously Paid Amount	0.00
Total Fee Amount	559.17
Total Offset Amount	0.00
Net Fee	559.17
Narrative - Max Aggregate Offering Price	$ 4,049,000
Final Prospectus	true